Note 27 - Provisions Parenthetical Information (Detail: Text Values) € / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($) shares
Estimated aggregated future loss (more than remote but less than probable) [Abstract]
Civil Litigation matters	€ 600,000,000		€ 1,900,000,000
Regulatory enfocement matters	100,000,000		200,000,000
Consent Order and Written Agreement with the Federal Reserve [Abstract]
Consent Order to pay a civil monetary penalty due to various deficiencies in governance risk management and internal controls in USD | $				$ 186
including violations alleged with respect to the post settlement sanctions and embargoes and AML control enhancement undertakings in USD | $				140
including penalty for unsafe or unsound practices stemming from the banks handling of its legacy correspondent banking relationship with Danske Bank Estonia in USD | $				$ 46
Cum-ex Investigations and Litigations [Abstract]
Demand from Federal Central Tax Office for tax refunds paid to former custody client in EURO			49,000,000.0
Payment of liability notice from Federal Central Tax Office by January 20, 2020 in connection with tax refund claims in EURO			2,100,000
BNY estimation of potential Cum-Ex related tax liabilities in EUR			120,000,000.0
Payment orders from tax authorities in relation to the investment funds in EUR			€ 118,300,000
Applicable Interest rate for potential cum-ex related tax liabilities in percent			0.06
Payment by BNY after consultation with Deutsche Bank in EUR			€ 53,600,000
Further payment by third parties in EUR			50,900,000
BNY payment request regarding penalty interests in EUR			11,600,000
Repayment expected by BNY due to a payment in 2024 by a further third party	2,500,000
Hearing letters from the German Federal Tax Office regarding three third party investment funds in EUR	147,000,000
Two tax liability notices received from the FTO regarding two of the funds in EURO	85,000,000
FX Derivatives Products Investigations and Litigation [Abstract]
Claim from Palladium Hotels Group for restitution or damages for alleged losses in respect of FX derivatives trades entered into with DB in EUR	500,000,000
Fine issued by CNMV to DB SAE	10,000,000
Monte Dei Paschi [Abstract]
Seizure of alleged profits ordered by the Milan Court revoked in appeal confirmed on October 11 2023 in EUR	64,900,000
Fine imposed by the Milan court revoked in appeal proceedings finally confirmed on October 11 2023 in EUR	3,000,000
Fines imposed by CONSOB against six current and former employees of Deutsche Bank in EUR each	100,000
Claim for damages by former DB employee due to alleged harm to career caused by Italian criminal proceedings and convictions at first instance	152,000,000
Mortgage-Related and Asset-Backed Securities Matters and Investigation [Abstract]
Total realised collateral losses in USD | $		$ 3,700
Damages before IKB voluntarely discountinued its claims as to certain RMBS certificates in USD | $		$ 268
Polish Mortgages [Abstract]
Reimbursement of alleged overpayments	€ 864,000,000
Polish mortgages: Number of civil claims	6,645	6,645
Increase in provision in the fourth quarter of 2024 based on annual model review	€ 317,000,000
Increase in the total provision for CHF and EUR mortgage cases in 2024	475,000,000
Total provision in the CHF and EUR mortgage cases	€ 895,000,000		€ 534,000,000
Postbank Voluntary Public Takeover Offer [Abstract]
Takeover offer for Postbank shareholder in 2010 in EUR per share | € / shares	€ 25
Total number of shares accepted in takeover in 2010 in shares | shares	48.2			48.2
Claim 1 for raising the takeover share price offer to EURO per share | € / shares	€ 57.25
Claim 2 for raising the takeover share price offer to EURO per share | € / shares	€ 64.25
Total payment claims against Deutsche Bank in relation to Postbank takeover (excluding interest)	€ 700,000,000
Total provisions for claims against DB in relation to Postbank takeover	1,300,000,000
Remaining provisions for claims against DB in relation to Postbank takeover	€ 550,000,000
Cash compensation paid in connection with squeeze out in 2015 | € / shares	€ 35.05
Cash compensation offered in connection with the execution of a domination and profit and loss transfer agreement | € / shares	25.18
Annual compensation offered in connection with the execution of a domination and profit and loss transfer agreement | € / shares	€ 1.66
Number of postbank shares affected by profit and loss agreement | shares	0.5			0.5
Proportion of the plaintiff claims by value in the litigation with whom Deutsche Bank has reached settlement agreements	0.60			0.60
Further Proceedings Relating to the Postbank Takeover [Abstract]
Decisive takeover price for determining an appropriate cash compensation, claimed by applicants in the appraisal proceedings in Euro per share | € / shares	€ 57.25
Regional Court Cologne decision from October 1, 2020 [Abstract]
Increase of annual compensation pursuant to Section 304 of the German Stock Corporation Act (jaehrliche Ausgleichszahlung), in EURO per share | € / shares	0.12
New saldo after increase of annual compensation pursuant to Section 304 of the German Stock Corporation Act (jaehrliche Ausgleichszahlung), in EURO per share | € / shares	1.78
Increase of settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag), in EURO per share | € / shares	4.56
New saldo after increase of settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag), in EURO per share | € / shares	€ 29.74
Number of former Postbank shares affected from increase of the settlement amount, approximately | shares	0.5			0.5
Number of former Postbank shares affected from increase of the annual compensation, approximately | shares	7.0			7.0
RusChemAlliance Litigation [Abstract]
Claim for payment by RCA under an advance payment guarantee issued by Deutsche Bank in EUR	€ 238,000,000
Recognition of a provision and a corresponding contingent asset under the indemnification agreement in EUR	260,000,000
Court penalty threatened by Russian court in case of non-compliance with ASI	240,000,000
RCA enforced payment claim including interest payable against assets of Deutsche Bank maintained in Russia	€ 244,000,000
FX Investigations and Litigation [Abstract]
Total number of banks charged with manipulation of FX benchmark	16	16